4. Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Temporary advances to employees	$ 506	$ 302
Prepaid rent	860	1,217
Prepaid other taxes	59	701
Prepaid fuel charges	0	17
Prepaid insurance	1,123	1,190
Deposits for inventories	600	0
Due from third party	4,910	0
Other current assets	2,677	2,093
Total	$ 10,735	$ 5,520